LEASES - Additional Information (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($) vessel	Sep. 30, 2015 USD ($) vessel	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)	Jun. 30, 2015 vessel	Mar. 31, 2015 vessel
Operating Leased Assets [Line Items]
Number of vessels under operating lease from third parties | vessel			1	1
Future minimum rental payments			$ 900,000	$ 1,200,000
Charter hire expense minimum rentals			311,200,000	345,500,000
Total minimum lease period	13 years	13 years
Contingent rental income			$ 1,150,000	$ 410,000	$ 20,000
Number of long term chartered in vessels acquired on merger | vessel							2
Number of vessels redelivered | vessel						1
Number of vessels chartered-out on fixed rate time charters | vessel			10	6
Number of vessels leased out index linked time charters | vessel			15	10
Number of vessels leased out under capital leases to third parties | vessel			1	1
Number of assets leased to third parties			1	1
Cost of vessels			$ 2,399,549,000	$ 1,873,795,000	1,540,559,000
Accumulated depreciation			$ 184,546,000	$ 114,856,000	$ 52,354,000
Number of owned vessels | vessel			24	15
Vessels leased to third parties [Member]
Operating Leased Assets [Line Items]
Cost of vessels			$ 1,254,800,000	$ 771,100,000
Accumulated depreciation			$ 103,300,000	$ 58,200,000
Minimum [Member]
Operating Leased Assets [Line Items]
Lease term			1 year
Maximum [Member]
Operating Leased Assets [Line Items]
Lease term			10 years
Ship Finance International Ltd [Member]
Operating Leased Assets [Line Items]
Number of vessels under operating lease from third parties | vessel			8
Profit share percentage	33.00%			33.00%
Base rate	0.40%			0.40%
Variable interest rate level	0.10%			0.10%
Ship Finance International Ltd [Member] | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Operating Leased Assets [Line Items]
Number of vessels sold and leased back | vessel	8	8	8	8
Charter contract term	10 years	10 years
Daily time charter rate, period 1	$ 17,600	$ 17,600		$ 17,600
Contractual charter term, period 1	7 years	7 years		7 years
Daily time charter rate, period 2	$ 14,900	$ 14,900		$ 14,900
Contractual charter term, period 2	3 years	6 years		3 years
Daily operating expense rate	$ 7,000			$ 7,000
Adjusted daily time charter rate, period 1	50			50
Adjusted daily time charter rate, period 2	25			$ 25
Purchase option net of sellers credit	$ 112,000,000	$ 112,000,000
Charter term extension	3 years	3 years
Daily time charter rate extension	$ 14,900